                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-21624
                                   ---------------------------------------------
            USAllianz Variable Insurance Products Fund of Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                5701 Golden Hills Dr., Minneapolis, MN 55416-1297
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)
         BISYS Fund Services, Inc., 3435 Stelzer Rd., Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code:  800-624-0197
                                                   -----------------------------

Date of fiscal year end:     December 31, 2005
                        --------------------------------------------------------

Date of reporting period:    June 30, 2005
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                 USAZ(R) FUSION
                                  BALANCED FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                               TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                            Schedule of Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                     Page 4

                            Statement of Operations
                                     Page 5

                       Statement of Changes in Net Assets
                                     Page 6

                              Financial Highlights
                                     Page 7

                       Notes to the Financial Statements
                                     Page 8

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Fusion Balanced Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Fusion Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Fusion Balanced Fund..............    $1,000.00       $1,020.00          $0.50               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Fusion Balanced Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Fusion Balanced Fund..............    $1,000.00       $1,007.73          $0.50               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Fusion Balanced Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2005.

                                               PERCENT OF
   USAZ FUSION BALANCED FUND                   NET ASSETS*
   -------------------------                   -----------
   PIMCO PVIT Commodity Real Return..........       5.0%
   PIMCO PVIT Emerging Markets Bond..........       7.1
   PIMCO PVIT Global Bond....................       7.9
   PIMCO PVIT High Yield Fund................       5.0
   PIMCO PVIT Real Return Fund...............       8.0
   PIMCO PVIT Total Return Fund..............      15.9
   USAZ AIM International Equity.............       4.0
   USAZ Davis NY Venture Fund................       6.0
   USAZ Franklin Small Cap Value Fund........       4.0
   USAZ Jennison 20/20 Focus Fund............       6.0
   USAZ Legg Mason Value Fund................       7.0
   USAZ Oppenheimer International Growth
     Fund....................................       2.0
   USAZ PEA Renaissance Fund.................       5.0
   USAZ Salomon Brothers Large Cap Growth
     Fund....................................       3.9
   USAZ Salomon Brothers Small Cap Growth
     Fund....................................       2.0
   USAZ Van Kampen Comstock Fund.............       7.9
   USAZ Van Kampen Mid Cap Growth Fund.......       3.1
   Deposit Account...........................       2.1
                                                  -----
                                                  101.9%
                                                  =====

   * Investment Companies are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

  SHARES                                    FAIR VALUE
----------                                  -----------
INVESTMENT COMPANIES (99.8%):
   124,346   PIMCO PVIT Commodity Real
               Return.....................  $ 1,403,866
   146,524   PIMCO PVIT Emerging Markets
               Bond.......................    1,985,399
   174,256   PIMCO PVIT Global Bond.......    2,204,336
   170,659   PIMCO PVIT High Yield Fund...    1,414,765
   170,996   PIMCO PVIT Real Return
               Fund.......................    2,238,341
   421,121   PIMCO PVIT Total Return
               Fund.......................    4,480,724
    88,483   USAZ AIM International Equity
               Fund*......................    1,129,039
   149,605   USAZ Davis NY Venture
               Fund*......................    1,690,536
    71,282   USAZ Franklin Small Cap Value
               Fund*......................    1,133,383
   159,588   USAZ Jennison 20/20 Focus
               Fund*......................    1,699,609
   174,248   USAZ Legg Mason Value
               Fund*......................    1,979,453
    43,140   USAZ Oppenheimer
               International Growth
               Fund*......................      558,663
   103,924   USAZ PEA Renaissance Fund*...    1,398,823
   104,752   USAZ Salomon Brothers Large
               Cap Growth Fund*...........    1,099,901
    53,336   USAZ Salomon Brothers Small
               Cap Growth Fund*...........      576,557
   200,145   USAZ Van Kampen Comstock
               Fund*......................    2,221,611
    76,642   USAZ Van Kampen Mid Cap
               Growth Fund*...............      863,761
                                            -----------
  Total Investment Companies
    (Cost $27,899,616)                       28,078,767
                                            -----------

  SHARES                                    FAIR VALUE
----------                                  -----------
DEPOSIT ACCOUNT (2.1%):
   582,705   TNT Offshore Deposit
               Account....................  $   582,705
                                            -----------
  Total Deposit Account
    (Cost $582,705)                             582,705
                                            -----------
  Total Investments
    (Cost $28,482,321)(a)--101.9%            28,661,472
  Net Other Assets/(Liabilities)--(1.9)%       (535,947)
                                            -----------
  Net Assets--100.0%                        $28,125,525
                                            ===========

------------

*  Investment in affiliate.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $232,311
    Unrealized depreciation...................   (53,160)
                                                --------
    Net unrealized appreciation...............  $179,151
                                                ========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                                 FUSION
                                                                BALANCED
                                                                  FUND
                                                               -----------
ASSETS
Investments, at cost........................................   $13,548,280
Investments in affiliates, at cost..........................    14,934,041
                                                               ===========
Investments, at value.......................................   $13,727,431
Investments in affiliates, at value.........................    14,934,041
Dividends receivable........................................        27,484
Receivable from Manager.....................................        10,502
Prepaid expenses............................................         1,016
                                                               -----------
  Total Assets..............................................    28,700,474
                                                               -----------
LIABILITIES
Payable for investments purchased...........................       574,949
                                                               -----------
  Total Liabilities.........................................       574,949
                                                               -----------
NET ASSETS..................................................   $28,125,525
                                                               ===========
NET ASSETS CONSIST OF:
  Capital...................................................    27,914,547
  Undistributed net investment income/(loss)................        31,827
  Net unrealized appreciation/(depreciation) on
     investments............................................       179,151
                                                               -----------
NET ASSETS..................................................   $28,125,525
                                                               ===========
Shares of beneficial interest...............................     2,756,853
Net Asset Value (offering and redemption price per share)...   $     10.20
                                                               ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ
                                                                FUSION
                                                               BALANCED
                                                                 FUND
                                                               --------
INVESTMENT INCOME:
Dividends...................................................   $ 38,699
                                                               --------
  Total Investment Income...................................     38,699
                                                               --------
EXPENSES:
Manager fees................................................      4,581
Fund accounting fees........................................      8,154
Audit fees..................................................      1,424
Shareholder reports.........................................        927
Trustees' fees..............................................      1,234
Other expenses..............................................      5,668
                                                               --------
     Total expenses before waivers/reimbursements...........     21,988
     Less expenses waived/reimbursed by the Manager.........    (15,116)
                                                               --------
     Net Expenses...........................................      6,872
                                                               --------
NET INVESTMENT INCOME/(LOSS)................................     31,827
                                                               --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Change in unrealized appreciation/(depreciation) on
  investments...............................................    179,151
                                                               --------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    179,151
                                                               --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $210,978
                                                               ========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                USAZ FUSION
                                                               BALANCED FUND
                                                               --------------
                                                               MAY 2, 2005 TO
                                                                  JUNE 30,
                                                                  2005(A)
                                                               --------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    31,827
  Change in unrealized appreciation/(depreciation) on
     investments............................................        179,151
                                                                -----------
  Change in net assets from operations......................        210,978
                                                                -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     27,914,962
  Cost of shares redeemed...................................           (415)
                                                                -----------
  Change in net assets from capital transactions............     27,914,547
                                                                -----------
  Change in net assets......................................     28,125,525
NET ASSETS:
  Beginning of period.......................................             --
                                                                -----------
  End of period.............................................    $28,125,525
                                                                ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    31,827
                                                                ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      2,756,894
  Shares redeemed...........................................            (41)
                                                                -----------
  Change in shares..........................................      2,756,853
                                                                ===========

------------
(a)  Period from commencement of operations.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
FINANCIAL HIGHLIGHTS

                                                     MAY 2, 2005 TO
                                                        JUNE 30,
                                                        2005(A)
                                                     --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $ 10.00
                                                        -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................         0.19
                                                        -------
  Total from Investment Activities................         0.20
                                                        -------
NET ASSET VALUE, END OF PERIOD....................      $ 10.20
                                                        =======
TOTAL RETURN*(b)..................................         2.00%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $28,126
Net Investment Income/(Loss)(c)...................         1.37%
Expenses Before Waivers/Reimbursements**(c).......         0.94%
Expenses Net of Waivers/Reimbursements(c).........         0.30%
Portfolio Turnover Rate...........................         0.00%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware Statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three series, the USAZ Fusion Balanced Fund, the USAZ Fusion Moderate Fund and the USAZ Fusion Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Fusion Balanced Fund.

  Each Fund is a "Fund of Funds", which means that each Fund invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measure risk such investors, on average, may be willing to accept given their investment time horizon.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Investments in other mutual funds are valued at the respective net asset values as reported by such Funds.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through May 1, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Fusion Balanced Fund...................................     0.20%          0.30%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years is as follows:

                                                                   EXPIRES
                                                                  12/31/2008
                                                                  ----------
   USAZ Fusion Balanced Fund...................................    $15,116

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million (excluding the Fund of Funds), 0.06% of average net assets from $550 million to $2 billion (excluding the Fund of Funds), 0.045% of average net assets from $2 billion to $3 billion (excluding the Fund of Funds), 0.03% of average net assets from $3 billion to $6 billion (excluding the Fund of Funds), and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund (excluding the Fund of Funds) and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  In addition, certain legal fees and expenses may be paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2005, no payments were made from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $75,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,186 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Fusion Balanced Fund...................................  $27,899,616   $        --

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUND OF FUNDS ARE DISTRIBUTED BY BISYS
FUND SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                SANNRPT0605 8/05

                                 USAZ(R) FUSION
                                   GROWTH FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statement of Changes in Net Assets
                                     Page 6

                              Financial Highlights
                                     Page 7

                        Notes to the Financial Statements
                                     Page 8

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Fusion Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Fusion Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Fusion Growth Fund................    $1,000.00       $1,034.00          $0.50               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Fusion Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Fusion Growth Fund................    $1,000.00       $1,007.73          $0.50               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Fusion Growth Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2005.

                                               PERCENT OF
   USAZ FUSION GROWTH FUND                     NET ASSETS*
   -----------------------                     -----------
   PIMCO PVIT Commodity Real Return..........       6.0%
   PIMCO PVIT Emerging Markets Bond..........       4.0
   PIMCO PVIT Global Bond....................       3.9
   PIMCO PVIT Total Return Fund..............       3.0
   USAZ AIM International Equity.............       8.0
   USAZ Davis NY Venture Fund................      10.0
   USAZ Franklin Small Cap Value Fund........       5.0
   USAZ Jennison 20/20 Focus Fund............      10.1
   USAZ Legg Mason Value Fund................      11.0
   USAZ Oppenheimer International Growth
     Fund....................................       4.0
   USAZ PEA Renaissance Fund.................       7.0
   USAZ Salomon Brothers Large Cap Growth
     Fund....................................       6.9
   USAZ Salomon Brothers Small Cap Growth
     Fund....................................       4.1
   USAZ Van Kampen Comstock Fund.............      12.9
   USAZ Van Kampen Mid Cap Growth Fund.......       4.0
   Deposit Account...........................       3.5
                                                  -----
                                                  103.4%
                                                  =====

  * Investment companies are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

 SHARES                                     FAIR VALUE
---------                                   -----------
INVESTMENT COMPANY (99.9%):
Investment Company (99.9%):
  319,738   PIMCO PVIT Commodity Real
              Return......................  $ 3,609,838
  180,162   PIMCO PVIT Emerging Markets
              Bond........................    2,441,188
  188,202   PIMCO PVIT Global Bond........    2,380,761
  170,172   PIMCO PVIT Total Return
              Fund........................    1,810,631
  381,003   USAZ AIM International Equity
              Fund*.......................    4,861,593
  536,964   USAZ Davis NY Venture Fund*...    6,067,698
  191,840   USAZ Franklin Small Cap Value
              Fund*.......................    3,050,262
  571,920   USAZ Jennison 20/20 Focus
              Fund*.......................    6,090,949
  589,042   USAZ Legg Mason Value Fund*...    6,691,515
  185,922   USAZ Oppenheimer International
              Growth Fund*................    2,407,690
  313,648   USAZ PEA Renaissance Fund*....    4,221,700
  396,092   USAZ Salomon Brothers Large
              Cap Growth Fund*............    4,158,964
  229,145   USAZ Salomon Brothers Small
              Cap Growth Fund*............    2,477,060
  701,707   USAZ Van Kampen Comstock
              Fund*.......................    7,788,952
  219,585   USAZ Van Kampen Mid Cap Growth
              Fund*.......................    2,474,726
                                            -----------
  Total Investment Company
    (Cost $60,165,662)                       60,533,527
                                            -----------

 SHARES                                     FAIR VALUE
---------                                   -----------
DEPOSIT ACCOUNT (3.5%):
2,138,669   TNT Offshore Deposit
              Account.....................  $ 2,138,669
                                            -----------
  Total Deposit Account
    (Cost $2,138,669)                         2,138,669
                                            -----------
  Total Investments
    (Cost $62,304,331)(a)--103.4%            62,672,196
  Net Other Assets/(Liabilities)--(3.4)%     (2,084,819)
                                            -----------
  Net Assets--100.0%                        $60,587,377
                                            ===========

------------

*    Investment in affiliate.
(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 481,995
    Unrealized depreciation...................   (114,130)
                                                ---------
    Net unrealized appreciation...............  $ 367,865
                                                =========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                              FUSION GROWTH
                                                                  FUND
                                                              -------------
ASSETS
Investments, at cost........................................   $ 9,874,553
Investments in affiliates, at cost..........................    52,429,778
                                                               ===========
Investments, at value.......................................   $10,242,418
Investments in affiliates, at value.........................    52,429,778
Dividends receivable........................................        14,642
Receivable from Manager.....................................        14,916
Prepaid expenses............................................         5,557
                                                               -----------
  Total Assets..............................................    62,707,311
                                                               -----------
LIABILITIES
Payable for investments purchased...........................     2,119,934
                                                               -----------
  Total Liabilities.........................................     2,119,934
                                                               -----------
NET ASSETS..................................................   $60,587,377
                                                               ===========
NET ASSETS CONSIST OF:
  Capital...................................................    60,207,748
  Undistributed net investment income/loss..................        11,764
  Net unrealized appreciation/(depreciation) on
     investments............................................       367,865
                                                               -----------
NET ASSETS..................................................   $60,587,377
                                                               ===========
Shares of beneficial interest...............................     5,857,313
Net Asset Value (offering and redemption price per share)...   $     10.34
                                                               ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                              FUSION GROWTH
                                                                  FUND
                                                              -------------
INVESTMENT INCOME:
Dividends...................................................    $ 24,788
                                                                --------
     Total Investment Income................................      24,788
                                                                --------
EXPENSES:
Manager fees................................................       8,682
Fund accounting fees........................................       8,936
Audit fees..................................................       3,192
Trustees' fees..............................................       2,767
Other expenses..............................................      12,982
                                                                --------
     Total expenses before waivers/reimbursements...........      36,559
     Less expenses waived/reimbursed by the Manager.........     (23,535)
                                                                --------
     Net Expenses...........................................      13,024
                                                                --------
NET INVESTMENT INCOME/(LOSS)................................      11,764
                                                                --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Change in unrealized appreciation/(depreciation) on
  investments...............................................     367,865
                                                                --------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     367,865
                                                                --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $379,629
                                                                ========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                               USAZ FUSION
                                                               GROWTH FUND
                                                              --------------
                                                              MAY 2, 2005 TO
                                                                 JUNE 30,
                                                                 2005(A)
                                                              --------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................   $    11,764
  Change in unrealized appreciation/(depreciation) on
     investments............................................       367,865
                                                               -----------
  Change in net assets from operations......................       379,629
                                                               -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    60,209,212
  Cost of shares redeemed...................................        (1,464)
                                                               -----------
  Change in net assets from capital transactions............    60,207,748
                                                               -----------
  Change in net assets......................................    60,587,377
NET ASSETS:
  Beginning of period.......................................            --
                                                               -----------
  End of period.............................................   $60,587,377
                                                               ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................   $    11,764
                                                               ===========
SHARE TRANSACTIONS:
  Shares issued.............................................     5,857,454
  Shares redeemed...........................................          (141)
                                                               -----------
  Change in shares..........................................     5,857,313
                                                               ===========

------------
(a)  Period from commencement of operations.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                    MAY 2, 2005 TO
                                                       JUNE 30,
                                                       2005(A)
                                                    --------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 10.00
                                                       -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          --
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        0.34
                                                       -------
  Total from Investment Activities................        0.34
                                                       -------
NET ASSET VALUE, END OF PERIOD....................     $ 10.34
                                                       =======
TOTAL RETURN*(b)..................................        3.40%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................     $60,587
Net Investment Income/(Loss)(c)...................        0.27%
Expenses Before Waivers/Reimbursements**(c).......        0.83%
Expenses Net of Waivers/Reimbursements(c).........        0.30%
Portfolio Turnover Rate...........................        0.00%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware Statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three series, the USAZ Fusion Balanced Fund, the USAZ Fusion Moderate Fund and the USAZ Fusion Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Fusion Growth Fund.

  Each Fund is a "Fund of Funds", which means that each Fund invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measure risk such investors, on average, may be willing to accept given their investment time horizon.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Investments in other mutual funds are valued at the respective net asset values as reported by such Funds.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through May 1, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Fusion Growth Fund.....................................     0.20%          0.30%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years is as follows:

                                                                  EXPIRES
                                                                 12/31/2008
                                                                 ----------
   USAZ Fusion Growth Fund.....................................   $23,535

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million (excluding the Fund of Funds), 0.06% of average net assets from $550 million to $2 billion (excluding the Fund of Funds), 0.045% of average net assets from $2 billion to $3 billion (excluding the Fund of Funds), 0.03% of average net assets from $3 billion to $6 billion (excluding the Fund of Funds), and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund (excluding the Fund of Funds) and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  In addition, certain legal fees and expenses may be paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2005, no payments were made from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $75,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   ------------
   USAZ Fusion Growth Fund.....................................  $60,165,662   $         --

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUND OF FUNDS ARE DISTRIBUTED BY BISYS
FUND SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                SANNRPT0605 8/05

                                 USAZ(R) FUSION
                                  MODERATE FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statement of Changes in Net Assets
                                     Page 6

                              Financial Highlights
                                     Page 7

                        Notes to the Financial Statements
                                     Page 8

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Fusion Moderate Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Fusion Moderate Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Fusion Moderate Fund..............    $1,000.00       $1,022.00          $0.50               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Fusion Moderate Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Fusion Moderate Fund..............    $1,000.00       $1,007.73          $0.50               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Fusion Moderate Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2005.

                                               PERCENT OF
   USAZ FUSION MODERATE FUND                   NET ASSETS*
   -------------------------                   -----------
   PIMCO PVIT Commodity Real Return..........       5.0%
   PIMCO PVIT Emerging Markets Bond..........       5.0
   PIMCO PVIT Global Bond....................       6.1
   PIMCO PVIT High Yield Fund................       3.0
   PIMCO PVIT Real Return Fund...............       4.0
   PIMCO PVIT Total Return Fund..............      10.0
   USAZ AIM International Equity.............       6.0
   USAZ Davis NY Venture Fund................       8.0
   USAZ Franklin Small Cap Value Fund........       5.0
   USAZ Jennison 20/20 Focus Fund............       8.0
   USAZ Legg Mason Value Fund................       9.0
   USAZ Oppenheimer International Growth
     Fund....................................       3.0
   USAZ PEA Renaissance Fund.................       5.0
   USAZ Salomon Brothers Large Cap Growth
     Fund....................................       5.9
   USAZ Salomon Brothers Small Cap Growth
     Fund....................................       3.0
   USAZ Van Kampen Comstock Fund.............       9.9
   USAZ Van Kampen Mid Cap Growth Fund.......       4.0
   Deposit Account...........................       0.5
                                                  -----
                                                  100.4%
                                                  =====

  * Investment companies are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
INVESTMENT COMPANIES (99.9%):
  273,220   PIMCO PVIT Commodity Real
              Return......................  $ 3,084,657
  231,024   PIMCO PVIT Emerging Markets
              Bond........................    3,130,369
  289,007   PIMCO PVIT Global Bond........    3,655,942
  226,006   PIMCO PVIT High Yield Fund....    1,873,588
  188,815   PIMCO PVIT Real Return Fund...    2,471,589
  581,349   PIMCO PVIT Total Return
              Fund........................    6,185,554
  292,946   USAZ AIM International Equity
              Fund*.......................    3,737,985
  440,311   USAZ Davis NY Venture Fund*...    4,975,515
  196,841   USAZ Franklin Small Cap Value
              Fund*.......................    3,129,778
  469,267   USAZ Jennison 20/20 Focus
              Fund*.......................    4,997,696
  494,446   USAZ Legg Mason Value Fund*...    5,616,910
  142,847   USAZ Oppenheimer International
              Growth Fund*................    1,849,865
  229,583   USAZ PEA Renaissance Fund*....    3,090,193

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
  347,610   USAZ Salomon Brothers Large
              Cap Growth Fund*............  $ 3,649,906
  176,481   USAZ Salomon Brothers Small
              Cap Growth Fund*............    1,907,756
  552,861   USAZ Van Kampen Comstock
              Fund*.......................    6,136,759
  225,643   USAZ Van Kampen Mid Cap Growth
              Fund*.......................    2,542,993
                                            -----------
  Total Investment Companies
    (Cost $61,644,751)                       62,037,055
                                            -----------
DEPOSIT ACCOUNT (0.5%):
  279,744   TNT Offshore Deposit
              Account.....................      279,744
                                            -----------
  Total Deposit Account
    (Cost $279,744)                             279,744
                                            -----------
  Total Investments
    (Cost $61,924,495) (a)--100.4%           62,316,799
  Net Other Assets/(Liabilities)--(0.4)%       (229,561)
                                            -----------
  Net Assets--100.0%                        $62,087,238
                                            ===========

------------

*    Investment in affiliate.
(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 510,736
    Unrealized depreciation...................   (118,432)
                                                ---------
    Net unrealized appreciation...............  $ 392,304
                                                =========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                   USAZ
                                                              FUSION MODERATE
                                                                   FUND
                                                              ---------------
ASSETS
Investments, at cost........................................    $20,009,395
Investments in affiliates, at cost..........................     41,915,100
                                                                ===========
Investments, at value.......................................    $20,401,699
Investments in affiliates, at value.........................     41,915,100
Dividends receivable........................................         37,183
Receivable from Manager.....................................         14,643
Prepaid expenses............................................            271
                                                                -----------
  Total Assets..............................................     62,368,896
                                                                -----------
LIABILITIES
Payable for investments purchased...........................        281,148
Other accrued liabilities...................................            510
                                                                -----------
  Total Liabilities.........................................        281,658
                                                                -----------
NET ASSETS..................................................    $62,087,238
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $61,655,012
  Undistributed net investment income/(loss)................         39,922
  Net unrealized appreciation/(depreciation) on
     investments............................................        392,304
                                                                -----------
NET ASSETS..................................................    $62,087,238
                                                                ===========
Shares of beneficial interest...............................      6,074,653
Net Asset Value (offering and redemption price per share)...    $     10.22
                                                                ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2005
(UNAUDITED)

                                                                   USAZ
                                                              FUSION MODERATE
                                                                   FUND
                                                              ---------------
INVESTMENT INCOME:
Dividends...................................................     $ 54,224
                                                                 --------
     Total Investment Income................................       54,224
                                                                 --------
EXPENSES:
Manager fees................................................        9,535
Fund accounting fees........................................        8,872
Audit fees..................................................        3,266
Shareholder reports.........................................        2,125
Trustees' fees..............................................        2,830
Other expenses..............................................       11,719
                                                                 --------
     Total expenses before waivers/reimbursements...........       38,347
     Less expenses waived/reimbursed by the Manager.........      (24,045)
                                                                 --------
     Net Expenses...........................................       14,302
                                                                 --------
NET INVESTMENT INCOME/(LOSS)................................       39,922
                                                                 --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Change in unrealized appreciation/(depreciation) on
  investments...............................................      392,304
                                                                 --------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      392,304
                                                                 --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $432,226
                                                                 ========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                   USAZ
                                                              FUSION MODERATE
                                                                   FUND
                                                              ---------------
                                                              MAY 2, 2005 TO
                                                                 JUNE 30,
                                                                  2005(A)
                                                              ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................   $     39,922
  Change in unrealized appreciation/(depreciation) on
     investments............................................        392,304
                                                               ------------
  Change in net assets from operations......................        432,226
                                                               ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     61,657,626
  Cost of shares redeemed...................................         (2,614)
                                                               ------------
  Change in net assets from capital transactions............     61,655,012
                                                               ------------
  Change in net assets......................................     62,087,238
NET ASSETS:
  Beginning of period.......................................             --
                                                               ------------
  End of period.............................................   $ 62,087,238
                                                               ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................   $     39,922
                                                               ============
SHARE TRANSACTIONS:
  Shares issued.............................................      6,074,909
  Shares redeemed...........................................           (256)
                                                               ------------
  Change in shares..........................................      6,074,653
                                                               ============

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
FINANCIAL HIGHLIGHTS

                                                    MAY 2, 2005 TO
                                                       JUNE 30,
                                                       2005(A)
                                                    --------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 10.00
                                                       -------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)....................        0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        0.21
                                                       -------
  Total from Investment Activities................        0.22
                                                       -------
NET ASSET VALUE, END OF PERIOD....................     $ 10.22
                                                       =======
TOTAL RETURN*(b)..................................        2.20%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................     $62,087
Net Investment Income/(Loss)(c)...................        0.82%
Expenses Before Waivers/Reimbursements**(c).......        0.79%
Expenses Net of Waivers/Reimbursements(c).........        0.30%
Portfolio Turnover Rate...........................        0.00%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware Statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three series, the USAZ Fusion Balanced Fund, the USAZ Fusion Moderate Fund and the USAZ Fusion Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Fusion Moderate Fund.

  Each Fund is a "Fund of Funds", which means that each Fund invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measure risk such investors, on average, may be willing to accept given their investment time horizon.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Investments in other mutual funds are valued at the respective net asset values as reported by such Funds.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through May 1, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Fusion Moderate Fund...................................     0.20%          0.30%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years is as follows:

                                                                  EXPIRES
                                                                 12/31/2008
                                                                 ----------
   USAZ Fusion Moderate Fund...................................   $24,045

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million (excluding the Fund of Funds), 0.06% of average net assets from $550 million to $2 billion (excluding the Fund of Funds), 0.045% of average net assets from $2 billion to $3 billion (excluding the Fund of Funds), 0.03% of average net assets from $3 billion to $6 billion (excluding the Fund of Funds), and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund (excluding the Fund of Funds) and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  In addition, certain legal fees and expenses may be paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2005, no payments were made from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $75,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $15,494 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Fusion Moderate Fund...................................  $61,644,750   $        --

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUND OF FUNDS ARE DISTRIBUTED BY BISYS
FUND SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                SANNRPT0605 8/05

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.


     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
                  80a- 2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.  INCLUDED IN ITEM 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the

Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes occurred during the period.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.


         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      USAllianz Variable Insurance Products Fund of Funds Trust
            ---------------------------------------------------------------------------------------------------------------
By (Signature and Title)*  /s/ Troy A. Sheets                          Troy A. Sheets, Treasurer
                         --------------------------------------------------------------------------------------------------

Date    September 6, 2005
     -------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Troy A. Sheets                          Troy A. Sheets, Treasurer
                         --------------------------------------------------------------------------------------------------

Date    September 6, 2005
     --------------------------------------------------

By (Signature and Title)*  /s/ Jeffrey Kletti                          Jeffrey Kletti, President
                         -----------------------------------------------------------------------------------------------------------

Date    September 6, 2005
     --------------------------------------------------


* Print the name and title of each signing officer under his or her signature.